Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,406,981.97
Total Fee Amount	9,032.70
Total Offset Amount	0.00
Net Fee	$ 9,032.70
Offering Table N/A
Offset Table N/A	N/A